Related party transactions and balances - Customer deposit (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Customer deposit from related parties	$ 29,643	$ 31,482
CQ Mingwen
Related Party Transaction [Line Items]
Customer deposit from related parties	$ 29,643	$ 31,482